Discontinued Operations Major classes of assets and liabilities of discontinued operations (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	$ 16,688	$ 19,294
Disposal Group, Including Discontinued Operation, Inventory, Current	19,353	19,320
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets, Current	1,099	1,033
Current assets of discontinued operations	37,140	39,647
Disposal Group, Including Discontinued Operation, Goodwill, Noncurrent	12,973	12,973
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	26,979	26,393
Disposal Group, Including Discontinued Operation, Accumulated Depreciation	(20,147)	(19,101)
Noncurrent assets of discontinued operations	19,805	20,265
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	10,666	8,055
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	492	1,533
Current liabilities of discontinued operations	$ 11,158	$ 9,588